Document And Entity Information	Sep. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	Longevity Health Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 08, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40228
Entity, Tax Identification Number	86-1645738
Entity, Address, Address Line One	2403 Sidney Street, Suite 300
Entity, Address, City or Town	Pittsburgh
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	894-8248
Entity, Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001842939